Debt - Short-Term Notes Payable Narrative (Details) $ in Thousands	1 Months Ended		3 Months Ended		6 Months Ended		12 Months Ended
	Apr. 30, 2025 USD ($) Loan	Jun. 30, 2023 USD ($) Loan	Jun. 30, 2025 USD ($)	Jun. 30, 2024 USD ($)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
Short-Term Debt [Line Items]
Unamortized debt issuance costs			$ 180		$ 180		$ 233
Interest expense			4,429	$ 5,666	9,817	$ 10,321	21,183	$ 22,223
Notes Payable to Banks
Short-Term Debt [Line Items]
Interest rate	6.50%	7.75%
Number of short-term loan agreements | Loan	2	2
Debt instrument, term		6 months
Unamortized debt issuance costs							0	4
Amortization of debt issuance costs			15	4	30	4	31	175
Interest expense			$ 136	124	$ 243	249	$ 489	$ 928
Notes Payable to Banks | Bank 1, Loan 1
Short-Term Debt [Line Items]
Principal amount	$ 1,540
Notes Payable to Banks | Bank 1, Loan 2
Short-Term Debt [Line Items]
Principal amount	$ 1,620
Notes Payable to Banks | Bank 2, Loan 1
Short-Term Debt [Line Items]
Principal amount		$ 8,000		8,000		8,000
Notes Payable to Banks | Bank 2, Loan 2
Short-Term Debt [Line Items]
Principal amount		$ 6,400		$ 6,400		$ 6,400